Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Segment Information

Details of each segment for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015
(In millions of Korean won)	Operating revenues		Operating income(loss)		Depreciation and Amortization
Marketing/Customer	￦	16,130,454	￦	816,679	￦	2,897,876
Finance		3,512,721		281,477		25,466
Satellite TV		668,521		97,701		95,951
All other segments		6,115,520		(99,601)		314,691

		26,427,216		1,096,256		3,333,984
Elimination		(3,727,360)		(19,188)		4,614

Consolidated amount	￦	22,699,856	￦	1,077,068	￦	3,338,598

	2016
(In millions of Korean won)	Operating revenues		Operating income(loss)		Depreciation and Amortization
Marketing/Customer	￦	16,144,415	￦	1,050,053	￦	2,870,161
Finance		3,577,549		208,566		28,868
Satellite TV		668,945		79,987		98,895
All other segments		6,308,203		40,047		339,429

		26,699,112		1,378,653		3,337,353
Elimination		(3,578,234)		(38,873)		7,913

Consolidated amount	￦	23,120,878	￦	1,339,780	￦	3,345,266

	2017
(In millions of Korean won)	Operating revenues		Operating income		Depreciation and Amortization
Marketing/Customer	￦	16,242,552	￦	1,018,593	￦	2,895,930
Finance		3,637,917		205,678		28,827
Satellite TV		685,822		75,373		99,216
All other segments		6,651,552		(187,090)		332,153

		27,217,843		1,112,554		3,356,126
Elimination		(3,670,914)		(43,462)		8,376

Consolidated amount	￦	23,546,929	￦	1,069,092	￦	3,364,502

Summary of Operating Revenues and Non Current Assets by Geographical Regions

Operating revenues for the year ended December 31, 2015, 2016 and 2017 and non-current assets as of December 31, 2016 and 2017 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues			Non-current assets[1]
Location	2015	2016	2017	2016.12.31	2017.12.31
Domestic	￦22,628,778	￦23,026,255	￦23,481,703	￦18,308,310	￦17,246,640
Overseas	71,078	94,623	65,226	174,648	137,914

Total	￦22,699,856	￦23,120,878	￦23,546,929	￦18,482,958	￦17,384,554

1	Non-current assets include property, plant and equipment, intangible assets and investment properties.